Cover	Mar. 19, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2024
Entity File Number	001-41567
Entity Registrant Name	PROSOMNUS, INC.
Entity Central Index Key	0001934064
Entity Tax Identification Number	88-2978216
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5675 Gibraltar Dr.
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	844
Local Phone Number	537-5337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	OSA
Security Exchange Name	NASDAQ
Warrantseachwholewarrantexercisableforoneshareof Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	OSAAW
Security Exchange Name	NASDAQ